OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden
hours per response....10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Strategic Sector Premium Fund

Portfolio of Investments - September 30, 2008 (unaudited)

Number of Shares		Value
	Common Stocks - 114.7%
	Consumer Services - 9.3%
95,000	eBay Inc.*	$ 2,126,100
56,700	Garmin Ltd.	1,924,398
2,000	Google, Inc-Class A*	801,040
103,000	Intuit Inc.*	3,255,830

	Consumer Discretionary - 26.9%
167,200	American Eagle Outfitters, Inc.	2,549,800
120,000	Bed Bath & Beyond Inc.*	3,769,200
60,500	Best Buy Co, Inc.	2,268,750
67,000	Coach Inc.*	1,677,680
30,300	Home Depot, Inc.	784,467
67,000	Kohls Corp.*	3,087,360
110,000	Lowe's Cos, Inc.	2,605,900
105,000	Starbucks Corp.*	1,561,350
70,000	Target Corp.	3,433,500
100,000	Williams-Sonoma, Inc.	1,618,000

	Exchange Traded Funds - 2.7%
60,000	Powershares QQQ	2,334,600

	Energy - 9.5%
28,000	Apache Corp.	2,919,840
22,000	Schlumberger Ltd.	1,717,980
16,000	Transocean Inc.	1,757,440
40,000	XTO Energy Inc.	1,860,800

	Financials - 25.1%
20,300	Affiliated Managers Group, Inc.*	1,681,855
47,200	American Express Co.	1,672,296
10,021	Bank of America Corp.	350,735
70,000	Capital One Financial Corp.	3,570,000
90,000	Citigroup, Inc.	1,845,900
23,000	Franklin Resources Inc.	2,026,990
90,000	Marshall & Ilsley Corp.	1,813,500
70,000	Merrill Lynch & Co., Inc.	1,771,000
60,000	Morgan Stanley & Co.	1,380,000
27,600	State Street Corp.	1,569,888
110,000	Wells Fargo & Co.	4,128,300

	Health Care - 20.0%
40,900	Amgen, Inc.*	2,424,143
43,100	Biogen Idec*	2,167,499
20,000	Genentech Inc.*	1,773,600
35,000	Medtronic Inc.	1,753,500
125,000	Mylan, Inc.*	1,427,500
109,800	Pfizer Inc.	2,024,712
86,000	UnitedHealth Group	2,183,540
35,000	Waters Corp.*	2,036,300
24,000	Zimmer Holdings, Inc.*	1,549,440

	Insurance - 0.3%
40,000	MGIC Investment Corp.*	281,200

	Software - 2.8%
20,000	Check Point Software Technologies Ltd.*	454,800
100,000	Symantec Corp.*	1,958,000

	Technology - 18.1%
60,000	Applied Materials, Inc.	907,800
140,000	Cisco Systems, Inc.*	3,158,400
100,000	Dell Inc.*	1,648,000
165,000	EMC Corp.	1,973,400
260,000	Flextronics International Ltd.*	1,840,800
25,000	Linear Technology Corp.	766,500
30,000	Qualcomm Inc.	1,289,100
40,000	Xilinx Inc.	938,000
90,000	Yahoo! Inc.*	1,557,000
60,000	Zebra Technologies Corp.-Class A*	1,671,000

	Total Long-Term Investments
	(Cost $130,658,204)	$99,648,733
	* Non-income producing

Contracts
(100 shares		Expiration	Exercise	Market
per contract)	Call Options Written	Date	Price	Value
750	American Eagle Outfitters, Inc.	January 2009	25.00	37,500
622	American Eagle Outfitters, Inc.	January 2009	20.00	6,220
472	American Express Co.	October 2008	42.50	14,160
409	Amgen, Inc.	January 2009	50.00	464,215
164	Apache Corp.	October 2008	115.00	36,490
116	Apache Corp.	October 2008	120.00	14,500
300	Applied Materials, Inc.	January 2009	20.00	8,250
300	Applied Materials, Inc.	January 2009	19.00	5,250
100	Bank of America	November 2008	27.50	91,250
972	Bed Bath & Beyond, Inc.	January 2009	30.00	374,220
228	Bed Bath & Beyond, Inc.	February 2009	32.50	67,830
255	Best Buy Co., Inc.	January 2009	45.00	28,687
50	Biogen Idec	October 2008	55.00	3,375
281	Biogen Idec	January 2009	60.00	58,307
100	Biogen Idec	January 2009	70.00	6,750
700	Capital One Financial Corp.	January 2009	45.00	829,500
200	Check Point Software Technologies Ltd.	January 2009	22.50	38,500
300	Cisco Systems, Inc.	January 2009	25.00	32,550
900	Cisco Systems, Inc.	January 2009	27.50	41,850
50	Citigroup, Inc.	December 2008	20.00	15,750
250	Citigroup, Inc.	January 2009	22.50	55,125
670	Coach Inc.	February 2009	30.00	113,900
400	Dell Inc.	January 2009	22.50	12,000
600	Dell Inc.	January 2009	25.00	8,100
250	eBay Inc.	October 2008	27.50	2,250
350	eBay Inc.	October 2008	32.50	1,750
350	eBay Inc.	January 2009	25.00	42,525
250	EMC Corp.	October 2008	17.00	1,250
400	EMC Corp.	January 2009	15.00	17,400
1,000	EMC Corp.	January 2009	17.50	17,500
500	Flextronics International Ltd.	January 2009	10.00	11,000
584	Flextronics International Ltd.	January 2009	12.50	5,548
230	Franklin Resources, Inc.	October 2008	90.00	116,150
367	Garmin, Ltd.	October 2008	60.00	1,835
200	Garmin, Ltd.	January 2009	40.00	25,000
200	Genentech Inc.	January 2009	70.00	427,000
303	Home Depot, Inc.	February 2009	27.50	68,933
942	Intuit Inc.	January 2009	35.00	113,040
88	Intuit Inc.	April 2009	32.50	27,720
540	Kohl's Corp.	October 2008	55.00	2,700
130	Kohl's Corp.	January 2009	55.00	25,350
250	Linear Technology Corp.	January 2009	30.00	70,625
1,100	Lowe's Cos, Inc.	January 2009	27.50	132,000
300	Marshall & Ilsley Corp.	January 2009	20.00	111,000
50	Marshall & Ilsley Corp.	January 2009	25.00	8,750
450	Marshall & Ilsley Corp.	January 2009	30.00	37,125
350	Medtronic Inc.	January 2009	50.00	113,750
350	Merrill Lynch & Co, Inc.	October 2008	45.00	1,750
150	Merrill Lynch & Co, Inc.	January 2009	31.00	24,225
200	MGIC Investment Corp.	October 2008	10.00	3,500
100	MGIC Investment Corp.	January 2009	20.00	500
100	MGIC Investment Corp.	January 2009	10.00	6,250
600	Morgan Stanley & Co.	January 2009	55.00	3,000
1,137	Mylan, Inc.	January 2009	15.00	34,110
300	Powershares QQQ	November 2008	46.00	6,450
300	Powershares QQQ	December 2008	43.00	29,250
300	Qualcomm Inc.	January 2009	40.00	180,000
100	Schlumberger Ltd.	November 2008	90.00	26,500
200	Starbucks Corp.	October 2008	16.00	4,800
650	Starbucks Corp.	January 2009	17.50	47,125
276	State Street Corp.	November 2008	75.00	42,780
1,000	Symantec Corp.	January 2009	17.50	300,000
100	Target Corp.	January 2009	52.50	37,000
600	Target Corp.	January 2009	60.00	91,500
160	Transocean, Inc.	February 2009	130.00	87,200
568	UnitedHealth Group	March 2009	30.00	105,080
150	Waters Corp.	November 2008	55.00	84,000
200	Waters Corp.	November 2008	65.00	25,000
200	Wells Fargo & Co.	January 2009	27.50	232,000
900	Wells Fargo & Co.	January 2009	30.00	859,500
400	Xilinx Inc.	January 2009	25.00	53,000
400	XTO Energy Inc.	November 2008	50.00	130,000
600	Yahoo! Inc.	January 2009	25.00	34,200
125	Zebra Technologies Corp. - Class A	February 2008	35.00	6,563
240	Zimmer Holdings, Inc.	January 2009	70.00	57,600

Total Call Options Written	(Premiums Received $9,615,747)			$6,257,363

Contracts
(100 shares		Expiration	Exercise	Market
per contract)	Put Options Written	Date	Price	Value
500	Cisco Systems, Inc.	January 2009	25.00	168,750

Total Put Options Written	(Premiums Received $137,008)			$168,750

US Treasury Note- 1.6%
Issued 1/31/2008 at 4.875%, due 1/31/2009
Proceeds at maturity are $1,350,000
(Cost $1,369,562)	1,367,508
Repurchase Agreement - 6.6%
US Bank issued 9/30/08 at 0.50%, due
10/1/08, collateralized by $5,831,411 in Freddie
Mac MBS due 9/01/18. Proceeds at
maturity are $5,699,836 (Cost $5,699,757).	5,699,757

Total Investments - 122.9%
(Cost $137,727,523)	106,715,998
Liabilities less Cash and other assets - 0.1%	(9,580)
Line of Credit - (15.4%)	(13,365,000)
Total Call Options Written - (7.2%)	(6,257,363)
Total Put Options Written - (0.2%)	(168,750)
Net Assets - 100%	$86,915,305

Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' assets as of September 30, 2008 (unaudited):

Valuation Inputs	Investments	Derivatives*	Total
Assets:
Level 1: Quoted Prices	99,648,733	-	99,648,733
Level 2: Other significant observable inputs	7,067,265	-	7,067,265
Level 3: Significant unobservable inputs	-	-	-
Total	106,715,998	-	106,715,998
Liabilities:
Level 1: Quoted Prices	-	6,426,113	6,426,113
Level 2: Other significant observable inputs	-	-	-
Level 3: Significant unobservable inputs	-	-	-
Total	-	6,426,113	6,426,113

*Consists of call and put options written

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, Secretary

Date: November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 19, 2008

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 19, 2008